Convertible Promissory Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Convertible Promissory Notes Payable [Table Text Block]
	April 30, 2014	January 31, 2014

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014(i)	$100,000	$500,000

Revolving Credit Facility, bearing interest at 12% per annum, due January 31, 2014 (i)	-	275,000

First and Second Kalamalka Amendment Agreement, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to promissory notes (Note 7(i)), due October 1, 2016 (i)	600,000	-

Convertible promissory note payable, non-interest bearing due, February 9, 2014 (ii)	-	128,704

Convertible promissory note payable, non-interest bearing, due November 13, 2014 (iii)	124,444	124,444

Convertible promissory notes, bearing interest at 8% per annum, due September 23, 2014 (iv)	93,622	91,688

Convertible promissory notes, bearing interest at 8% per annum, due September 17, 2014 (v)	85,733	84,085
Less: debt discounts	(150,758)	(179,957)
	853,041	1,023,964
Less: current portion	(250,000)	(1,022,294)
	$603,041	$1,670

	2014	2013

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014(i)	$500,000	$500,000

Revolving Credit Facility, bearing interest at 12% per annum, due January 31, 2014(i)	275,000	-

Convertible promissory note payable, non-interest bearing, due February 9, 2014(ii)	128,704	-

Convertible promissory note payable, non-interest bearing, due November 13, 2014(iv) (Note 12)	124,444	-

Convertible promissory notes, bearing interest at 8% per annum, due September 23, 2014 (v)	91,688	-

Convertible promissory notes, bearing interest at 8% per annum, due September 17, 2014 (vi)	84,085	-

Less: debt discounts	(179,957)	(16,050)
	1,023,964	483,950
Less: current portion	(1,022,294)	(483,950)
	$1,670	$-

At Issuance [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

Amended Convertible Promissory Notes [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Stock price	$0.52
Dividend yields	0.00%

Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Stock price	$0.52
Dividend yields	0.00%

Modification [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Stock price at date of issuance	$0.52
Dividend yields	0.00%

Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Stock price at date of issuance	$0.52
Dividend yields	0.00%

Agents Warrants and Lender Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

Risk-free interest rate	0.63%
Expected life (years)	3.00
Expected volatility (1)	144.71%
Stock price at date of issuance	$0.20
Dividend yields	0.00%

New Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

Exchanged Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
	Existing	Exchanged
	Warrants	Warrants
Risk-free interest rate	0.96%	1.71%
Expected life (years)	3.52	5.00
Expected volatility (1)	146.70%	149.76%
Stock price at date of issuance	$0.23	$0.23
Dividend yields	0.00%	0.00%

November 2013 Credit Facility Agent Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.63%
Expected life (years)	3.00
Expected volatility (1)	144.71%
Stock price at date of issuance	$0.20
Dividend yields	0.00%

November 2013 Credit Facility Amended Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$0.23
Dividend yields	0.00%

November 2013 Credit Facility New Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$0.23
Dividend yields	0.00%

Finder's Warrants [Member]
Schedule of Fair Value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants [Table Text Block]
Risk-free interest rate	0.33%
Expected life (years)	2.00
Expected volatility (1)	211.16%
Stock price at issuance	$0.24
Dividend yields	0.00%

Risk-free interest rate	0.33%
Expected life (years)	2.00
Expected volatility (1)	211.16%
Stock price at issuance	$0.24
Dividend yields	0.00%